INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
U.S.
Current			$ 41	$ 52	$ 7
Deferred			124	129	69
Non-U.S.
Current			42	51	63
Deferred			(70)	(53)	(26)
Total income tax expense	37	(18)	137	179	113
Reconciliation between the U.S. federal income taxes at the U.S. statutory rate to the provision (benefit) for income taxes
Income (loss) from continuing operations before income taxes	109	(32)	289	559	370
Expected tax expense at U.S. statutory rate of 35%			101	196	130
Change resulting from:
State tax expense (benefit) net of federal benefit			11	15	7
Non-U.S. tax rate differentials			10	1	6
Effects of non-U.S. operations			3	(1)	8
U.S. domestic manufacturing deduction			(14)	(8)
Unrealized currency exchange gains and losses			14	11	(5)
Effect of tax holidays				(12)	(1)
U.S. foreign tax credits, net of associated income and taxes			(86)	(21)	(4)
Tax benefit of losses with valuation allowances as a result of other comprehensive income			(22)
Tax authority audits and dispute resolutions			9	5	4
Change in valuation allowance			108	(14)	(19)
Other, net			3	7	(13)
Total income tax expense	37	(18)	137	179	113
U.S. income tax statutory rate (as a percent)			35.00%	35.00%	35.00%
Number of non-U.S. tax jurisdictions in which the entity is operating			40
Utilization of foreign tax credits			9
Component of income (loss) from continuing operations before income taxes
U.S.			429	494	255
Non-U.S.			(140)	65	115
Income from continuing operations before income taxes	109	(32)	289	559	370
Deferred income tax assets:
Net operating loss carryforwards			853	819
Pension and other employee compensation			196	288
Property, plant and equipment			72	69
Intangible assets			22	33
Foreign tax credits			125	113
Other, net			105	106
Total			1,373	1,428
Deferred income tax liabilities:
Property, plant and equipment			(524)	(524)
Pension and other employee compensation			(6)
Other, net			(62)	(88)
Total			(592)	(612)
Net deferred tax asset before valuation allowance			781	816
Valuation allowance-net operating losses and other			(707)	(724)
Valuation allowance-foreign tax credits			(125)	(21)
Net deferred tax assets			(51)	71
Current deferred tax asset	53		53	51
Current deferred tax liability	(44)		(44)	(39)
Non-current deferred tax asset	240		243	229
Non-current deferred tax liability	$ (282)		$ (303)	$ (170)